FINANCIAL INSTRUMENTS - Concentrations of Risk (Details) $ in Millions	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015	Jul. 31, 2013 USD ($)
Concentration of risks:
Investments, ownership percentage	100.00%
Golar Partners
Concentration of risks:
Investments, ownership percentage	33.90%	30.70%
Aggregate ownership interest	$ 507.2
Golar Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate | vessel	10
Line of Credit | $1.125 billion newbuild facility | Secured Debt
Concentration of risks:
Maximum borrowing capacity	$ 1,125.0		$ 1,125.0